Armstrong Associates Inc
Investment Objective
The investment objective of the Fund is capital growth.
Fees and Expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Armstrong Associates Inc Armstrong Associates Inc Shares
Sales Charge (Load) Imposed on Purchases:	none
Deferred Sales Charge (Load):	none
Sales Charge (Load) Imposed on Reinvested Dividends:	none
Redemption Fee:	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Armstrong Associates Inc Armstrong Associates Inc Shares
Management Fees:	0.80%
Distribution Fees:	none
Other Expenses:	0.48%
TOTAL ANNUAL OPERATING EXPENSES:	1.28%

Expense Example

The following example is intended to help you compare the cost of investing in Armstrong with the cost of investing in other mutual funds.  It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund.  This example assumes that the Fund provides a return of 5% per year, and that the operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of each period.

This example should not be considered to represent actual expenses or performance from the past or for the future.  Actual future expenses may be higher or lower than those shown.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Armstrong Associates Inc Armstrong Associates Inc Shares	128	404	707	1,610

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.5% of the average value of its portfolio.

Principal Investment Strategies

Armstrong invests in common stocks traded on U. S. market exchanges which offer the prospect of growth in earnings and market value.  Portfolio emphasis is on companies offering favorable long term investment opportunities.  The Fund follows a flexible approach to the capitalization size of portfolio investment.  High quality short-term debt investments, such as U.S. Treasury Bills, are used to adjust the Fund’s equity position.

Primary Risks of Investing

The Fund’s share price changes daily based on the value of its holdings.  You could lose money by investing in the Fund because:

• Equity markets and individual stocks are inherently volatile and prices fluctuate widely which results in Market Risk.

• Selection of portfolio investments that are unsuccessful due to unanticipated events or fundamental business reasons can result in Stock Selection Risk.

• Varying the investment balance of the portfolio between equities and short-term debt can result in reduced portfolio equity exposure during up market cycles and excessive exposure during down markets resulting in Portfolio Balance Risk.

Any and all of the above factors could result in Armstrong failing to achieve its objective of capital growth.  The Fund’s total return can be expected to fluctuate within a wide range and stock value declines can continue for extended periods of time.

Who Should Invest

The Fund is designed for long term investors who are seeking the opportunity for higher long term investment returns than the returns available through fixed income investments and who can accept the inherent market volatility associated with investments in common stocks selected for capital growth.  While the Fund shares can be expected to fluctuate based on market conditions, Armstrong is not designed as a vehicle for playing short term market swings. Dividend and interest income from Fund investments is incidental to the primary objective of capital growth.

Information on Risk/Return

The bar chart below provides some indication of risks of investing in the Fund by showing the Fund’s performance in each calendar year over a ten-year period.  The table shows how the Fund’s average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index.  It is important for you to keep in mind that the Fund’s past performance does not indicate how it will perform in the future, before or after taxes.

Calendar Year Total Returns

Note:

• 2012 year-to-date return is 7.6% (December 31, 2011 through quarter ending September 28, 2012)

• Highest return for a quarter was +11.6% (quarter ending June 30, 2003)

• Lowest return for a quarter was -17.5% (quarter ending December 31, 2008)

Average Annual Total Returns (for year ending 12/31/2010)
Average Annual Total Returns Armstrong Associates Inc	1 Year	5 Years	10 Years
Armstrong Associates Inc Shares	0.10%	(0.87%)	1.18%
Armstrong Associates Inc Shares - Return After Taxes on Distributions	(0.13%)	(1.38%)	0.73%
Armstrong Associates Inc Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.14%)	(0.98%)	0.72%
Standard & Poor's 500 (reflects no deductions for fees, expenses or taxes)	none	0.26%	2.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Armstrong Associates Inc
CIK	dei_EntityCentralIndexKey	0000007426
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct 29, 2012
Effective Date	dei_DocumentEffectiveDate	Oct 29, 2012
Prospectus Date	rr_ProspectusDate	Oct 29, 2012
Armstrong Associates Inc
Risk/Return:	rr_RiskReturnAbstract
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.5% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.50%
Example, heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Armstrong with the cost of investing in other mutual funds.  It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund.  This example assumes that the Fund provides a return of 5% per year, and that the operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of each period.

This example should not be considered to represent actual expenses or performance from the past or for the future.  Actual future expenses may be higher or lower than those shown.

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Armstrong invests in common stocks traded on U. S. market exchanges which offer the prospect of growth in earnings and market value.  Portfolio emphasis is on companies offering favorable long term investment opportunities.  The Fund follows a flexible approach to the capitalization size of portfolio investment.  High quality short-term debt investments, such as U.S. Treasury Bills, are used to adjust the Fund’s equity position.

Risk, Heading	rr_RiskHeading	Primary Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s share price changes daily based on the value of its holdings.  You could lose money by investing in the Fund because:

• Equity markets and individual stocks are inherently volatile and prices fluctuate widely which results in Market Risk.

• Selection of portfolio investments that are unsuccessful due to unanticipated events or fundamental business reasons can result in Stock Selection Risk.

• Varying the investment balance of the portfolio between equities and short-term debt can result in reduced portfolio equity exposure during up market cycles and excessive exposure during down markets resulting in Portfolio Balance Risk.

Any and all of the above factors could result in Armstrong failing to achieve its objective of capital growth.  The Fund’s total return can be expected to fluctuate within a wide range and stock value declines can continue for extended periods of time.

Who Should Invest

The Fund is designed for long term investors who are seeking the opportunity for higher long term investment returns than the returns available through fixed income investments and who can accept the inherent market volatility associated with investments in common stocks selected for capital growth.  While the Fund shares can be expected to fluctuate based on market conditions, Armstrong is not designed as a vehicle for playing short term market swings. Dividend and interest income from Fund investments is incidental to the primary objective of capital growth.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Information on Risk/Return
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below provides some indication of risks of investing in the Fund by showing the Fund’s performance in each calendar year over a ten-year period.  The table shows how the Fund’s average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index.  It is important for you to keep in mind that the Fund’s past performance does not indicate how it will perform in the future, before or after taxes.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of risks of investing in the Fund by showing the Fund's performance in each calendar year over a ten-year period.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	It is important for you to keep in mind that the Fund's past performance does not indicate how it will perform in the future, before or after taxes.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

Note:

• 2012 year-to-date return is 7.6% (December 31, 2011 through quarter ending September 28, 2012)

• Highest return for a quarter was +11.6% (quarter ending June 30, 2003)

• Lowest return for a quarter was -17.5% (quarter ending December 31, 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	2012 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 28, 2012
Year to Date Return	rr_BarChartYearToDateReturn	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for year ending 12/31/2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Armstrong Associates Inc | Standard & Poor's 500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Armstrong Associates Inc | Armstrong Associates Inc Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMSX
Sales Charge (Load) Imposed on Purchases:	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Deferred Sales Charge (Load):	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends:	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee:	rr_RedemptionFee	none
Management Fees:	rr_ManagementFeesOverAssets	0.80%
Distribution Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.48%
TOTAL ANNUAL OPERATING EXPENSES:	rr_NetExpensesOverAssets	1.28%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	128
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	404
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	707
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,610
2002	rr_AnnualReturn2002	(16.94%)
2003	rr_AnnualReturn2003	17.77%
2004	rr_AnnualReturn2004	8.00%
2005	rr_AnnualReturn2005	3.99%
2006	rr_AnnualReturn2006	6.95%
2007	rr_AnnualReturn2007	4.33%
2008	rr_AnnualReturn2008	(26.79%)
2009	rr_AnnualReturn2009	15.91%
2010	rr_AnnualReturn2010	8.00%
2011	rr_AnnualReturn2011	0.10%
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
Armstrong Associates Inc | Armstrong Associates Inc Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	0.73%
Armstrong Associates Inc | Armstrong Associates Inc Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.14%)
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
10 Years	rr_AverageAnnualReturnYear10	0.72%